Funding debts - Terms of the funding debts borrowed and asset-backed securities (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 CNY (¥) item	Dec. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Nov. 08, 2018	Jul. 12, 2018
Funding debts
Weighted average interest rate on funding debts		13.49%	7.61%
Interest rate (as a percent)				4.785%	4.35%	2.58%
ABS
Funding debts
ABS value	¥ 245.0
Senior tranche securities A | Institutional funding partners
Funding debts
ABS value	¥ 180.0
Number of institutional funding partners | item	5
Interest rate (as a percent)	6.00%
Percentage of total securities issued under plan	73.50%
Senior tranche securities B | Qunar
Funding debts
ABS value	¥ 40.0
Interest rate (as a percent)	7.00%
Percentage of total securities issued under plan	16.30%
Subordinated tranche securities
Funding debts
ABS value	¥ 25.0
Percentage of total securities issued under plan	10.20%
Loan payables to individual investors via Jimu Box and investors of certain consolidated trusts | Minimum
Funding debts
Terms of the funding debts		30 days	30 days
Loan payables to individual investors via Jimu Box and investors of certain consolidated trusts | Maximum
Funding debts
Terms of the funding debts		48 months	48 months
Loan payables to investors of asset-backed securitized debts
Funding debts
Terms of the funding debts		24 months	24 months